Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Since we have not previously issued stock options, stock appreciate rights or similar option-like instruments, we do not have a formal policy with respect to the timing of such awards to our NEOs. However, on May 19, 2025, we entered into an Employment Agreement with Mr. Scott Yessner, which provided for the grant of options to Mr. Yessner as an employment inducement grant in connection with his hiring as the Company’s new Executive Vice President and Chief Financial Officer, with such options to be granted on his date of hire, June 3, 2025. We do not grant these certain equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.

Award Timing Method	we do not have a formal policy with respect to the timing of such awards to our NEOs.
Award Timing MNPI Considered	false